Investments (Summary of Investments Included in Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PreAnalytiX GmbH
Investment [Line Items]
Ownership percentage	50.00%
Equity investments	$ 20,839	$ 18,182
Share of income (loss) for the year	2,044	1,972	390
QBM Cell Science
Investment [Line Items]
Ownership percentage	19.50%
Equity investments	400	406
Share of income (loss) for the year	(6)	11	(10)
QIAGEN Finance
Investment [Line Items]
Ownership percentage	100.00%
Equity investments	267	374
Share of income (loss) for the year	93	122	103
QIAGEN Euro Finance
Investment [Line Items]
Ownership percentage	100.00%
Equity investments	958	931
Share of income (loss) for the year	227	309	266
Pyrobett
Investment [Line Items]
Ownership percentage	19.00%
Equity investments	3,250	3,515
Share of income (loss) for the year	(265)	(234)	(178)
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.
Investment [Line Items]
Ownership percentage	30.00%
Equity investments	531	0
Share of income (loss) for the year	(112)	0	0
Dx Assays Pte Ltd
Investment [Line Items]
Ownership percentage	33.30%
Equity investments	0	0
Share of income (loss) for the year	0	0	0
Scandinavian Gene Synthesis AB
Investment [Line Items]
Ownership percentage	40.00%		40.00%
Equity investments	0	0
Share of income (loss) for the year	0	(23)	23
Peak-Service
Investment [Line Items]
Ownership percentage	40.00%
Equity investments	0	20
Share of income (loss) for the year	$ 0	$ 0	$ 0